Disclosure of Sales of Membership Interests in Subsidiary	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Sale of membership interests in subsidiary	37. On December 21, 2022, the Company sold 100% membership interests in Wipro Opus Risk Solutions LLC for a cash consideration of ₹ 52 and recognized a loss of ₹ 6 on disposal.